PREFERRED STOCK (Details Narrative) - $ / shares	1 Months Ended
	Dec. 19, 2019	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 01, 2022	Nov. 20, 2015
Preferred stock, shares authorized							25,000,000
Preferred stock unclassified not having units of issued or outstanding		16,300,000	16,300,000	16,300,000	16,300,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized			3,000,000		3,000,000		3,000,000
Preferred stock, par value			$ 0.00001		$ 0.00001		$ 0.00001
Series B Convertible Preferred Stock [Member]
Preferred stock, share designated						3,000,000
Preferred stock, shares authorized			3,000,000		3,000,000
Preferred stock, par value			$ 0.00001		$ 0.00001
Series A-1 Convertible Preferred stock [Member]
Preferred stock, shares authorized			2,000,000		2,000,000
Preferred stock, par value			$ 0.00001		$ 0.00001
Series A-1 Convertible Preferred stock [Member] | SOBR's Director company [Member] | Series A-1 Preferred Stock Purchase Agreement [Member] | SOBR SAFE, LLC [Member]
Preferred stock, shares authorized	2,000,000
Authorized shares increased	2,700,000
Right of dividend	8.00%